TAXES ON INCOME - Taxes on income included in the statements of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXES ON INCOME
Current taxes	$ 749	$ 236
Deferred taxes	341	259	$ 136
Taxes in respect of prior years	7	(40)	(337)
Total	$ 1,097	$ 455	$ (201)